Schedule of Other Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Deferred Credits and Other Liabilities [Abstract]
Postretirement benefits liability	$ 2,642
Pension liabilities	36,614
Other	19,320
Other liabilities and deferred credits	$ 58,576
Predecessor
Deferred Credits and Other Liabilities [Abstract]
Postretirement benefits liability		$ 4,394
Pension liabilities		40,339
Deferred gain on vessel sales		88,923
Other		21,049
Other liabilities and deferred credits		$ 154,705